Cover	Aug. 04, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Sunshine Biopharma Inc.
Entity Central Index Key	0001402328
Entity Tax Identification Number	20-5566275
Entity Incorporation, State or Country Code	CO
Entity Address, Postal Zip Code	(954) 330-0684
City Area Code	(954)
Local Phone Number	330-0684
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Aug. 04, 2025
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	333 Las Olas Way
Entity Address, Address Line Two	CU4 Suite 433
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
Contact Personnel Name	Dr. Steve N. Slilaty